Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE STATE TAX-FREE INCOME SERIES
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015
Deutsche Massachusetts Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Deutsche Massachusetts Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks income that is exempt from Massachusetts personal and federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class (p. 11) and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2015: 14%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

The Advisor has contractually agreed through September 30, 2015 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 0.89%, 1.64%, 1.64% and 0.64%; and for the period from October 1, 2015 through September 30, 2016, at ratios no higher than 0.88%,1.63%, 1.63% and 0.63% (in each instance, excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class A, Class B, Class C and Class S, respectively. These agreements may only be terminated with the consent of the fund's Board.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in Deutsche funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in Massachusetts municipal securities. For purposes of this 80% requirement, Massachusetts municipal securities are securities whose income is exempt from federal and Massachusetts personal income taxes, which may include securities of issuers located outside Massachusetts. The fund may invest up to 20% of net assets in securities whose income is subject to the federal alternative minimum tax (AMT).

The fund can buy many types of municipal securities with no maturity restrictions. These may include, without limitation, revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include industrial development bonds, municipal lease obligations and investments representing an interest therein.

The fund normally invests at least 75% of total assets in municipal securities of the top four grades of credit quality. The fund could invest up to 25% of total assets in high yield, below investment-grade bonds (commonly referred to as "junk" bonds) of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.

Management process. Portfolio management looks for securities that appear to offer the best total return potential. In making buy and sell decisions, portfolio management typically weighs a number of factors, from economic outlooks and possible interest rate movements and yield levels across varying maturities to characteristics of specific securities, such as coupon, maturity date and call date, and changes in supply and demand within the municipal bond market.

Although portfolio management may adjust the fund's duration (a measure of sensitivity to interest rates) over a wider range, they generally intend to keep it similar to that of the Barclays Municipal Bond Index, which is generally between five and nine years.

Derivatives. Portfolio management generally may use interest rate swaps, which are a type of derivative (a contract whose value is based on, for example, indices, currencies or securities), to manage the duration of the investment portfolio (i.e., reducing or increasing the sensitivity of the fund's portfolio to interest rate changes). Portfolio management may also use inverse floating rate securities to seek to enhance potential gains.

The fund may also use various types of derivatives (i) for hedging; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest rate risk. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)

Credit risk. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.

Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.

For securities that rely on third-party guarantors to support their credit quality, the same risks may apply if the financial condition of the guarantor deteriorates or the guarantor ceases to insure securities. Because guarantors may insure many types of securities, including subprime mortgage bonds and other high-risk bonds, their financial condition could deteriorate as a result of events that have little or no connection to securities owned by the fund.

Focus risk – Massachusetts municipal securities. Because the fund focuses its investments in Massachusetts municipal securities, its performance can be more volatile than that of a fund that invests more broadly, and it has a relatively large exposure to financial stresses affecting Massachusetts. For example, industries significant to the state's economy, such as the technology, biotech, financial services or healthcare industries could experience downturns or fail to develop as expected, hurting the local economy. Fluctuations in unemployment levels or in the state or national economy could result in decreased tax revenues. Massachusetts could also face severe fiscal difficulties, for example, an economic downturn, increased expenditures on domestic security or reduced monetary support from the federal government. Over time, these issues may impair the ability of the state, municipalities, or other authorities to repay their obligations or to pay debt service on those obligations and could result in a downgrade of Massachusetts' credit rating or the ratings of authorities or political subdivisions of Massachusetts.

Market risk. Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in that market. Developments in a particular class of debt securities or the stock market could also adversely affect the fund by reducing the relative attractiveness of debt securities as an investment. Also, to the extent that the fund emphasizes debt securities from any given state or region, it could be hurt if that state or region does not do well.

Tax risk. Income from municipal securities held by the fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a securities issuer. In addition, a portion of the fund's otherwise exempt-interest distributions may be taxable to those shareholders subject to the federal AMT.

Inverse floating rate securities risk. The interest payment received on inverse floating rate securities ("inverse floaters") generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.

Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of municipalities, industries, companies, economic trends, the relative attractiveness of different securities or other matters.

US territory and Commonwealth obligations risk. Adverse political and economic conditions and developments affecting any territory or Commonwealth of the US may, in turn, negatively affect the value of the fund's holdings in such obligations. In recent years, Puerto Rico has experienced a recession and difficult economic conditions, which may negatively affect the value of the fund's holdings in Puerto Rico municipal obligations.

Derivatives risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.

Counterparty risk. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Prepayment and extension risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	deutschefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance may not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Returns	Period ending
Best Quarter	8.32%	September 30, 2009
Worst Quarter	-5.84%	December 31, 2010
Year-to-Date	-0.12%	June 30, 2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2014 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Deutsche Massachusetts Tax-Free Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.44%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Interest expense	rr_Component1OtherExpensesOverAssets	0.09%
Other expenses	rr_Component3OtherExpensesOverAssets	0.26%
Total other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	$ 372
3 Years	rr_ExpenseExampleYear03	589
5 Years	rr_ExpenseExampleYear05	823
10 Years	rr_ExpenseExampleYear10	1,495
1 Year	rr_ExpenseExampleNoRedemptionYear01	372
3 Years	rr_ExpenseExampleNoRedemptionYear03	589
5 Years	rr_ExpenseExampleNoRedemptionYear05	823
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,495
2005	rr_AnnualReturn2005	2.74%
2006	rr_AnnualReturn2006	4.14%
2007	rr_AnnualReturn2007	3.49%
2008	rr_AnnualReturn2008	(5.14%)
2009	rr_AnnualReturn2009	17.39%
2010	rr_AnnualReturn2010	(0.48%)
2011	rr_AnnualReturn2011	10.69%
2012	rr_AnnualReturn2012	8.40%
2013	rr_AnnualReturn2013	(5.05%)
2014	rr_AnnualReturn2014	9.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.84%)
Deutsche Massachusetts Tax-Free Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	4.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.44%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest expense	rr_Component1OtherExpensesOverAssets	0.09%
Other expenses	rr_Component3OtherExpensesOverAssets	0.41%
Total other expenses	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.73%
1 Year	rr_ExpenseExampleYear01	$ 576
3 Years	rr_ExpenseExampleYear03	889
5 Years	rr_ExpenseExampleYear05	1,228
10 Years	rr_ExpenseExampleYear10	1,792
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	589
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,028
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,792
Deutsche Massachusetts Tax-Free Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.44%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest expense	rr_Component1OtherExpensesOverAssets	0.09%
Other expenses	rr_Component3OtherExpensesOverAssets	0.26%
Total other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.79%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.73%
1 Year	rr_ExpenseExampleYear01	$ 276
3 Years	rr_ExpenseExampleYear03	558
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,100
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	558
5 Years	rr_ExpenseExampleNoRedemptionYear05	964
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,100
Deutsche Massachusetts Tax-Free Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.44%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest expense	rr_Component1OtherExpensesOverAssets	0.09%
Other expenses	rr_Component3OtherExpensesOverAssets	0.29%
Total other expenses	rr_OtherExpensesOverAssets	0.38%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	446
10 Years	rr_ExpenseExampleYear10	1,005
1 Year	rr_ExpenseExampleNoRedemptionYear01	75
3 Years	rr_ExpenseExampleNoRedemptionYear03	253
5 Years	rr_ExpenseExampleNoRedemptionYear05	446
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,005
Deutsche Massachusetts Tax-Free Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.88%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2001
Deutsche Massachusetts Tax-Free Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.07%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	3.61%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2001
Deutsche Massachusetts Tax-Free Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.09%
5 Years	rr_AverageAnnualReturnYear05	3.73%
10 Years	rr_AverageAnnualReturnYear10	3.62%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2001
Deutsche Massachusetts Tax-Free Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.18%
5 Years	rr_AverageAnnualReturnYear05	4.74%
10 Years	rr_AverageAnnualReturnYear10	4.63%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 28, 1987
Deutsche Massachusetts Tax-Free Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.88%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Deutsche Massachusetts Tax-Free Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%
5 Years	rr_AverageAnnualReturnYear05	3.90%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Deutsche Massachusetts Tax-Free Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.05%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	4.74%